Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	$ 5,724	$ 3,173
Long-term incentive plan (cash-settled awards)	6,457	2,716
Corporate office leases	225	348
Total	12,406	$ 6,237
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	5,724
Long-term incentive plan (cash-settled awards)	6,139
Corporate office leases	135
Total	11,998
1-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	0
Long-term incentive plan (cash-settled awards)	318
Corporate office leases	90
Total	408
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable, accrued liabilities and payable due to related party	0
Long-term incentive plan (cash-settled awards)	0
Corporate office leases	0
Total	$ 0